September 28, 2012

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A Shares (OMOAX)
Class I Shares (OMOIX)

Supplement to the Prospectus and
Summary Prospectus dated April 30, 2012

Effective immediately, Covenant Financial Services, LLC (“CFS”) is added as a sub-adviser, and Stephen E. Shafer of CFS is added as a portfolio manager, to the Orinda SkyView Macro Opportunities Fund (the “Fund”).  Accordingly, please see the following revisions to the Fund’s Prospectus and Summary Prospectus each dated April 30, 2012.

•	The following information replaces the table on page 7 of the Fund’s Prospectus and page 6 of the Fund’s Summary Prospectus (Changes are in bold face type and underlined):

Management
Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Lawrence E. Epstein, Managing Partner, CIO	2012
Lead Sub-Adviser	Portfolio Managers	Managed the Fund Since:
SkyView Investment Advisors, LLC	Steven J. Turi, Managing Partner, CIO Lawrence P. Chiarello, Partner, PM Hilde J. Hovnanian, CFA, Partner, PM	2012 2012 2012
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
2100 Xenon Group, LLC	Jay R. Feuerstein, CEO, CIO	2012
Battenkill Capital Management, Inc.	Richard E. Franzen, Director	2012
Crescat Portfolio Management, LLC	Kevin C. Smith, CIO	2012
Sunrise Capital Partners, LLC	Gary Davis, Partner Richard Slaughter, Partner	2012 2012
Covenant Financial Services, LLC	Stephen E. Shafer, CIO	2012

1

•	The following table replaces the table on page 19 of the Fund’s Prospectus in the sub-section entitled “The Sub-Advisers and Portfolio Managers”:

The particular investment strategy primarily employed by each Sub-Adviser is as follows:

Sub-Adviser	Investment Strategy
2100 Xenon Group, LLC Jay R. Feuerstein	Systematic
Battenkill Capital Management, Inc. Richard E. Franzen	Opportunistic
Crescat Portfolio Management, LLC Kevin C. Smith	Global Macro
Sunrise Capital Partners, LLC Gary Davis and Richard Slaughter	Systematic
SkyView Investment Advisors, LLC Steven J. Turi, Lawrence P. Chiarello and Hilde J. Hovnanian	Liquidity Management
Covenant Financial Services, LLC Stephen E. Shafer	Global Macro

•	The following information is added to the sub-section beginning on page 19 of the Prospectus entitled “The Sub-Advisers and Portfolio Managers”:

Covenant Financial Services, LLC (“CFS”), 210 Park Avenue, Suite 3000, Oklahoma City, OK 73102, is an SEC registered investment advisory firm specializing in providing investment management services to individuals, including high net worth individuals, pooled investment vehicles, pension and profit sharing plans, charitable organizations, corporations and other investment advisers since 1984.

Stephen E. Shafer, CIO
Stephen E. Shafer is the Chief Investment Officer and a Principal of CFS.  Prior to CFS, Mr. Shafer started his own registered investment advisory firm, Opportunity Capital Advisors, in December 1999. He merged Opportunity Capital Advisors with CFS in 2002.  Mr. Shafer received his B.B.A. in Economics & Finance from the University of Oklahoma in 1993. He went on to receive his M.Sc. in Comparative Politics from the London School of Economics in 1995 and a degree in Ranch Management from Texas Christian University in 1997.

•	The following text is added to the section beginning on page 21 entitled “Similarly Managed Sub-Adviser Fund Performance”:

Covenant Financial Services, LLC

The chart below shows the historical performance of Covenant Global Alpha Composite, a global macro strategy managed by Covenant Financial Services LLC (the “Covenant Global Alpha Composite”).  CFS primarily employs the global macro investment strategy for the Fund.

The performance below is shown net of actual management and performance fees for the Covenant Global Alpha Composite.  Prior to December 31, 2011, the investment management fee schedule was 1.5% on the first $2 million, 1.25% on the next $3 million and 1% on the remaining investment.  As of January 1, 2012, new investors will have a flat 1.50% management fee and a 20% special profit allocation.  The fees and expenses associated with an investment in the Covenant Global Alpha Composite are generally lower than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the Fund, so that if the Covenant Global Alpha Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been lower.  Performance shown was calculated using the time-weighted rate of return methodology.

2

Year/Period	Covenant Global Alpha Composite Performance - Net	S&P 500 Index (w/divs) (1)	Treasury Bill, US 90-Day	Barclays Capital Aggregate Bond Index
1 Year (2)	2.94%	2.11%	0.06%	7.84%
3 Years (3)	12.04%	14.11%	0.11%	6.77%
5 Years (4)	5.53%	-0.25%	1.26%	6.50%
Since Inception (5)	8.32%	5.14%	1.87%	5.13%
2011	2.94%	2.11%	0.06%	7.84%
2010	14.00%	15.06%	0.13%	6.54%
2009	19.82%	26.46%	0.13%	5.93%
2008	-15.45%	-37.00%	1.49%	5.24%
2007	10.06%	5.49%	4.55%	6.97%
2006	8.84%	15.79%	4.82%	4.33%
2005	7.27%	4.91%	3.12%	2.43%
2004	12.75%	10.87%	1.30%	4.34%
2003 (6)	14.48%	15.14%	0.45%	0.17%

Since Inception	Covenant Global Alpha Composite	S&P 500 Index (w/divs) (1)	Treasury Bill, US 90-Day	Barclays Capital Aggregate Bond Index
Correlation(7)	-	0.60	-0.04	0.08
Beta(8)	-	0.29	-0.55	0.16
Worst Drawdown(9)	-22.13%	-50.95%	N/A	-3.83%

(1)
The S&P 500® Index (with dividends reinvested) consists of 500 stocks chosen for the market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.  Investors cannot invest directly in an index.  The index figure does not reflect any deduction for fees, expenses, or taxes.

(2)	January 1, 2011 through December 31, 2011
(3)	January 1, 2009 through December 31, 2011
(4)	January 1, 2007 through December 31, 2011
(5)	July 1, 2003 through December 31, 2011
(6)	Returns for 2003 begin as of July 1, 2003
(7)
Correlation is a statistical measure of how two securities move in relation to each other. Correlation ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

(8)
Beta is a measure of the volatility of a security or a portfolio in comparison to the market as a whole. Beta is calculated using regression analysis, and refers to the tendency of a security's returns to respond to swings in the market. A beta of 1 indicates that the security's price will move with the market. A beta of less than 1 means that the security will be less volatile than the market. A beta of greater than 1 indicates that the security's price will be more volatile than the market.

(9)
Worst Drawdown refers to the peak-to-trough decline during a specific record period of the Covenant Global Alpha Composite Fund. A drawdown is usually quoted as the percentage between the peak and the trough.

Please retain this Supplement with your Prospectus and Summary Prospectus.

3

September 28, 2012

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A Shares (OMOAX)
Class I Shares (OMOIX)

Supplement to the
Statement of Additional Information (“SAI”) dated April 30, 2012

Effective immediately, Covenant Financial Services, LLC (“CFS”) is added as a sub-adviser, and Stephen E. Shafer of CFS is added as a portfolio manager, to the Orinda SkyView Macro Opportunities Fund (the “Fund”).  Accordingly, please see the following revisions to the Fund’s SAI dated April 30, 2012.

•	The first two paragraphs under the heading “The Fund’s Investment Adviser and Sub-Adviser” beginning on page 34 of the SAI are deleted and replaced with the following:

Orinda Asset Management, LLC acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Fund and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  SkyView Investment Advisors, LLC (“SkyView”), 2100 Xenon Group, LLC (“2100 Xenon”), Battenkill Capital Management, Inc. (“Battenkill”), Crescat Portfolio Management, LLC (“Crescat”), Sunrise Capital Partners, LLC (“Sunrise”) and Covenant Financial Services, LLC (“CFS”) serve as Sub-Advisers to the Fund.

The Adviser is wholly owned by Orinda Investment Partners, LLC, an investment partnership, which is controlled by Craig Kirkpatrick due to his greater than 25% ownership in Orinda Investment Partners, LLC.  Messrs. Steven J. Turi, a Portfolio Manager of the Fund, and Andrew J. Melnick, chief compliance officer of SkyView, are control persons of SkyView due to each person’s greater than 25% ownership of SkyView.  Old Mutual Asset Management, a U.S. based global asset management firm, is a control person of 2100 Xenon due its 65% ownership interest in 2100 Xenon.  Old Mutual Asset Management is controlled by Old Mutual, an international financial services group based in London.  Bruce A. Vinci, director, president and chief compliance officer of Battenkill, and Richard E. Franzen, a Portfolio Manager of the Fund, are each control persons of Battenkill due to each person’s greater than 25% ownership of Battenkill.  Kevin C. Smith, Chief Investment Officer and Portfolio Manager to the Fund, is the sole control person of Crescat due to his 100% ownership of Crescat.  Sunrise Capital Partners and Commodity Monitors, Inc. are each a control person of Sunrise due to each having an ownership interest greater than 25% in Sunrise.  Sunrise Capital Partners is controlled by Gary Davis, portfolio manager to the Fund.  Commodity Monitors, Inc. is controlled by Rick Slaughter, portfolio manager to the Fund, and Jack Forrest.  Messrs. Stephen E. Shafer, Chief Investment Officer of CFS and a Portfolio Manager of the Fund, and Stephen Hartman, Chief Operating Officer and Chief Compliance Officer of CFS, are control persons of CFS due to each person’s 25% or greater ownership of CFS.

•	The second full paragraph and corresponding tables beginning on page 39 of the SAI are deleted and replaced with the following:

Messrs. Steven J. Turi, Lawrence P. Chiarello and Ms. Hilde J. Hovnanian of SkyView, Mr. Jay R. Feuerstein of 2100 Xenon, Mr. Richard E. Franzen of Battenkill, Mr. Kevin C. Smith of Crescat, Messrs. Gary Davis and Richard Slaughter of Sunrise, and Mr. Stephen E. Shafer of CFS are respectively the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of December 15, 2011, unless otherwise noted.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Sub-Adviser Portfolio Managers
SkyView
Steven J. Turi	1	$88.2 million	1	$5.4 million	0	$0
Lawrence P. Chiarello	1	$88.2 million	1	$5.4 million	0	$0
Hilde J. Hovnanian	1	$88.2 million	1	$5.4 million	0	$0
2100 Xenon (as of 12/20/2011)
Jay R. Feuerstein	0	$0	1	$23.3 million	22	$146.7 million
Battenkill
Richard E. Franzen	4	$51 million	1	$2 million	0	$0
Crescat
Kevin C. Smith	0	$0	2	$33.7 million	43	$29.9 million
Sunrise
Gary Davis	0	$0	3	$212 million	7	$596 million
Richard Slaughter	0	$0	3	$212 million	7	$596 million
Covenant (as of 8/31/2012)
Stephen E. Shafer	520	$14 million	6	$292 million	1	$4 million

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Sub-Adviser Portfolio Managers
SkyView
Steven J. Turi	0	$0	1	$5.4 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.4 million	0	$0
Hilde J. Hovnanian	0	$0	1	$5.4 million	0	$0
2100 Xenon (as of 12/20/2011)
Jay R. Feuerstein	0	$0	1	$23.3 million	21	$138.8 million
Battenkill
Richard E. Franzen	2	$10 million	1	$2 million	0	$0
Crescat
Kevin C. Smith	0	$0	2	$33.7 million	37	$29.4 million
Sunrise
Gary Davis	0	$0	0	$0	0	$0
Richard Slaughter	0	$0	0	$0	0	$0
Covenant (as of 8/31/2012)
Stephen E. Shafer	0	$0	2	$0	0	$0

•	The following information is added to page 41 of the SAI:

CFS – Material Conflicts of Interest.
No material conflicts of interest are presented in connection with the simultaneous management of the Fund and the above accounts managed in accordance with the same strategy.

CFS – Compensation.
Mr. Shafer receives a fixed base salary.  In addition to serving as Chief Investment Officer, Mr. Shafer is also the Managing Member and Principal of CFS.  As such, he is entitled to a quarterly distribution based on the profitability of the company.

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.